Government Grant (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Government Grants [Line Items]
Government grant income	$ 0	$ 12,547
CEWS Program
Government Grants [Line Items]
Current government grants	12,400	0
Government grant income		12,400
Co-Generation Project, Aurora River Facility
Government Grants [Line Items]
Proceeds from government grant	$ 3,300	$ 0